Document and Entity Information	Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	General Motors Co
Amendment Flag	false
Entity Central Index Key	0001467858
Document Type	8-K
Document Period End Date	Mar. 31, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-34960
Entity Tax Identification Number	27-0756180
Entity Address, Address Line One	300 Renaissance Center
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48265-3000
City Area Code	(313)
Local Phone Number	667-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	GM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false